Derivative instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Derivative [Line Items]
Derivative financial assets	$ 193,158	$ 147,778
Derivative financial liabilities	199,336	156,243
Notional amounts	41,860,000	35,874,000
Interest rate
Derivative [Line Items]
Derivative financial assets	33,300	34,800
Derivative financial liabilities	28,200	30,900
Notional amounts	30,728,000	25,426,000
Foreign exchange
Derivative [Line Items]
Derivative financial assets	62,200	48,700
Derivative financial liabilities	57,300	49,900
Notional amounts	8,617,000	8,151,000
Equity / index
Derivative [Line Items]
Derivative financial assets	85,600	50,800
Derivative financial liabilities	101,800	62,600
Notional amounts	1,933,000	1,789,000
Credit derivatives
Derivative [Line Items]
Derivative financial assets	4,400	3,900
Derivative financial liabilities	5,400	4,400
Notional amounts	185,000	163,000
Commodities
Derivative [Line Items]
Derivative financial assets	6,600	9,200
Derivative financial liabilities	5,600	8,000
Notional amounts	191,000	250,000
Other
Derivative [Line Items]
Derivative financial assets	1,100	400
Derivative financial liabilities	1,100	500
Notional amounts	$ 206,000	$ 95,000